SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2016
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments, Other than Investments in Related Parties [Text Block]
PartnerRe Ltd.
Consolidated Summary of Investments
Other Than Investments in Related Parties
at December 31, 2016
(Expressed in thousands of U.S. dollars)

Type of investment	Cost (1) (2)	Fair Value (2)	Amount at which shown in the balance sheet (2)
Fixed maturities
U.S. government and government sponsored enterprises	$3,571,242	$3,541,433	$3,541,433
U.S. states, territories and municipalities	670,028	684,555	$684,555
Non-U.S. sovereign government, supranational and government related	1,089,125	1,136,034	$1,136,034
Corporate	5,674,817	5,705,522	$5,705,522
Asset-backed securities	125,159	124,060	$124,060
Residential mortgage-backed securities	2,256,186	2,240,897	$2,240,897
Fixed maturities	13,386,557	13,432,501	13,432,501
Equities
Banks, trust and insurance companies	19,137	28,667	28,667
Industrial, miscellaneous and all other	9,239	9,959	9,959
Equities	28,376	38,626	38,626
Short-term investments	21,697	21,697	21,697
Other invested assets (3)		443,629	443,629
Total		$13,936,453	$13,936,453

(1)	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.

(2)
Excludes the investment portfolio underlying the funds held–directly managed account. While the net investment income and net realized and unrealized gains and losses inure to the benefit of the Company, the Company does not legally own the investments.

(3)	Other invested assets excludes the Company’s investments accounted for using the cost method of accounting and the equity method of accounting of $632 million.